OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Rental income	$ 2,057	$ 2,119	$ 4,115	$ 4,704
Unrealized gain (loss) on foreign currency denominated borrowings	2,507	(1,052)	5,487	(3,347)
Realized gain on fair value hedges	426	490	565	468
Unrealized gain (loss) on fair value hedges	92	(616)	1,039	(100)
Gain on investments	182	70	496	867
Non-service components of net periodic pension income (cost)	906	226	1,255	(397)
(Loss) gain on contingent consideration	(136)	(18)	(152)	37
Other		(90)
Other	343		1,194	672
Other income, net	$ 6,377	$ 1,129	$ 13,999	$ 2,904